Fair value measurements (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Tortoise Acquisition Corp. II [Member]
Fair value measurements (Details) [Line Items]
Change in fair value of derivative liabilities	$ 20.6	$ 27.1	$ 13.6